Trade and Finance Receivables - Receivables Related to a Chilean Grower (Details) (Grower of grapes and other produce, Chile, Grower receivables, USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012
Grower of grapes and other produce | Chile | Grower receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross grower receivables	$ 29	$ 30	$ 31